Employee Benefit Plans (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Summary of estimated future benefits payments
2013	$ 46
2014	56
2015	56
2016	56
2017	56
2018 - 2022	$ 337